EQUIPMENT FINANCING (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Long Term Equipment Financing Liability [Abstract]
Principal value of mobile equipment financing agreement	$ 0.8	$ 0.6
Description of interest rate	implicit interest rate of 7.0% per annum	implicit interest rate of 7.0% per annum